Geographical and business segment reporting - Business segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business segments
Net interest income	€ 34,341	€ 34,296	€ 31,089
Income from equity instruments	370	384	413
Income from companies accounted for using the equity method	737	704	444
Net fee and commission income (expense)	11,485	11,597	10,180
Gains (losses) on financial transactions	1,797	1,665	2,101
Other operating income (segments)	801	797	862
Total income	48,424	48,355	44,232
Administrative expenses and depreciation	(22,779)	(22,993)	(21,101)
Profit from operations	25,645	25,362	23,131
Net loan loss provisions	(8,873)	(9,209)	(9,518)
Other non-financial gains/(losses)	(2,571)	(4,062)	(2,845)
Operating profit / (loss) before tax	14,201	12,091	10,768
Income tax	(4,886)	(3,884)	(3,282)
Profit from continuing operations	9,315	8,207	7,486
CONSOLIDATED PROFIT FOR THE YEAR	9,315	8,207	7,486
Profit attributable to non-controlling interests	1,505	1,588	1,282
Profit attributable to the parent	7,810	6,619	6,204
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	113	50	108
Retail Banking Segment [Member]
Business segments
Net interest income	32,261	32,169	28,792
Net fee and commission income (expense)	8,870	9,295	8,213
Gains (losses) on financial transactions	756	685	660
Other operating income (segments)	344	255	241
Total income	42,231	42,404	37,906
Administrative expenses and depreciation	(19,237)	(19,752)	(18,158)
Profit from operations	22,994	22,652	19,748
Net loan loss provisions	(8,549)	(8,374)	(8,841)
Other non-financial gains/(losses)	(1,791)	(2,535)	(1,788)
Operating profit / (loss) before tax	12,654	11,743	9,119
Income tax	(4,144)	(3,688)	(2,568)
Profit from continuing operations	8,510	8,055	6,551
CONSOLIDATED PROFIT FOR THE YEAR	8,510	8,055	6,551
Profit attributable to non-controlling interests	1,272	1,218	1,073
Profit attributable to the parent	7,238	6,837	5,478
Santander Corporate And Investment Banking Segment [Member]
Business segments
Net interest income	2,461	2,442	2,517
Net fee and commission income (expense)	1,534	1,621	1,404
Gains (losses) on financial transactions	898	1,207	1,248
Other operating income (segments)	184	221	305
Total income	5,077	5,491	5,474
Administrative expenses and depreciation	(2,101)	(2,028)	(1,917)
Profit from operations	2,976	3,463	3,557
Net loan loss provisions	(199)	(682)	(658)
Other non-financial gains/(losses)	(97)	(80)	(84)
Operating profit / (loss) before tax	2,680	2,701	2,815
Income tax	(832)	(747)	(781)
Profit from continuing operations	1,848	1,954	2,034
CONSOLIDATED PROFIT FOR THE YEAR	1,848	1,954	2,034
Profit attributable to non-controlling interests	157	182	174
Profit attributable to the parent	1,691	1,772	1,860
Wealth Management And Insurance Segment [Member]
Business segments
Net interest income	527	471	455
Net fee and commission income (expense)	1,142	712	588
Gains (losses) on financial transactions	131	37	55
Other operating income (segments)	299	426	360
Total income	2,099	1,646	1,458
Administrative expenses and depreciation	(873)	(593)	(518)
Profit from operations	1,226	1,053	940
Net loan loss provisions	(10)	(9)	(21)
Other non-financial gains/(losses)	(4)	(11)	(5)
Operating profit / (loss) before tax	1,212	1,033	914
Income tax	(285)	(187)	(184)
Profit from continuing operations	927	846	730
CONSOLIDATED PROFIT FOR THE YEAR	927	846	730
Profit attributable to non-controlling interests	52	50	34
Profit attributable to the parent	875	796	696
Santander Global Platform Segment [Member]
Business segments
Net interest income	79	63	64
Net fee and commission income (expense)	7	7	6
Gains (losses) on financial transactions			2
Other operating income (segments)	(12)	(11)	(7)
Total income	74	59	65
Administrative expenses and depreciation	(142)	(67)	(43)
Profit from operations	(68)	(8)	22
Other non-financial gains/(losses)	(2)	(6)	(7)
Operating profit / (loss) before tax	(70)	(14)	15
Income tax	17	2	(5)
Profit from continuing operations	(53)	(12)	10
CONSOLIDATED PROFIT FOR THE YEAR	(53)	(12)	10
Profit attributable to non-controlling interests	1
Profit attributable to the parent	(54)	(12)	10
Corporate product center
Business segments
Net interest income	(987)	(849)	(739)
Net fee and commission income (expense)	(68)	(38)	(31)
Gains (losses) on financial transactions	12	(225)	(242)
Other operating income (segments)	(14)	(94)	(37)
Total income	(1,057)	(1,206)	(1,049)
Administrative expenses and depreciation	(426)	(477)	(451)
Profit from operations	(1,483)	(1,683)	(1,500)
Net loan loss provisions	(115)	(46)	2
Other non-financial gains/(losses)	(101)	(181)	(76)
Operating profit / (loss) before tax	(1,699)	(1,910)	(1,574)
Income tax	14	32	142
Profit from continuing operations	(1,685)	(1,878)	(1,432)
CONSOLIDATED PROFIT FOR THE YEAR	(1,685)	(1,878)	(1,432)
Profit attributable to non-controlling interests	1	(1)	(9)
Profit attributable to the parent	(1,686)	(1,877)	(1,423)
Operating segment
Business segments
Net interest income	34,341	34,296	31,089
Net fee and commission income (expense)	11,485	11,597	10,180
Gains (losses) on financial transactions	1,797	1,704	1,723
Other operating income (segments)	801	797	862
Total income	48,424	48,394	43,854
Administrative expenses and depreciation	(22,779)	(22,917)	(21,087)
Profit from operations	25,645	25,477	22,767
Net loan loss provisions	(8,873)	(9,111)	(9,518)
Other non-financial gains/(losses)	(1,995)	(2,813)	(1,960)
Operating profit / (loss) before tax	14,777	13,553	11,289
Income tax	(5,230)	(4,588)	(3,396)
Profit from continuing operations	9,547	8,965	7,893
CONSOLIDATED PROFIT FOR THE YEAR	9,547	8,965	7,893
Profit attributable to non-controlling interests	1,483	1,449	1,272
Profit attributable to the parent	8,064	7,516	6,621
Intra-Group eliminations
Business segments
Gains (losses) on financial transactions		(39)	378
Total income		(39)	378
Administrative expenses and depreciation		(76)	(14)
Profit from operations		(115)	364
Net loan loss provisions		(98)
Other non-financial gains/(losses)	(576)	(1,249)	(885)
Operating profit / (loss) before tax	(576)	(1,462)	(521)
Income tax	344	704	114
CONSOLIDATED PROFIT FOR THE YEAR	(232)	(758)	(407)
Profit attributable to non-controlling interests	22	139	10
Profit attributable to the parent	€ (254)	€ (897)	€ (417)